Financial Instruments - Schedule of Level 3 Financial Assets Fair Values (Details) - Level 3 - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Financial assets associated with contingent consideration arrangements
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
As of the beginning of the year	¥ 12,293	¥ 23,806
Recognition of financial assets associated with contingent consideration arrangements	147	0
Changes recognized as finance income (expenses)	516	(702)
Changes in fair value of financial assets associated with contingent consideration due to other elements than time value	(1,789)	(12,415)
Changes in fair value of financial assets measured at fair value through OCI and exchange differences on translation of foreign operations	(970)	1,604
Purchases	0	0
Sales	0	0
Transfers to Level 1	0	0
Acquisition from conversion of convertible notes	0	0
Transfers to investments accounted for using the equity method	0	0
As of the end of the year	10,197	12,293
Equity instruments
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
As of the beginning of the year	88,925	83,236
Recognition of financial assets associated with contingent consideration arrangements	0	0
Changes recognized as finance income (expenses)	0	0
Changes in fair value of financial assets associated with contingent consideration due to other elements than time value	0	0
Changes in fair value of financial assets measured at fair value through OCI and exchange differences on translation of foreign operations	(16,846)	4,900
Purchases	2,843	1,760
Sales	(361)	(217)
Transfers to Level 1	(1,626)	(5,008)
Acquisition from conversion of convertible notes	1,488	4,254
Transfers to investments accounted for using the equity method	(809)	0
As of the end of the year	¥ 73,614	¥ 88,925